Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	94 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000201187
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic US Equity Fund, Class I Shares
C000201184
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic International Equity Fund, Class I Shares
C000201182
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic Global Equity Fund, Class I Shares
C000201186
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares
C000201188
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares
C000201185
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares
C000201183
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares
C000201181
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic Alternatives Fund, Class I Shares
C000263548
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Symmetry Panoramic Sector Momentum ETF
Without Sales Load [Member] | C000201187
Average Annual Return [Line Items]
Average Annual Return, Percent			18.35%	10.88%	12.96%
Without Sales Load [Member] | C000201184
Average Annual Return [Line Items]
Average Annual Return, Percent			26.91%	9.62%	10.46%
Without Sales Load [Member] | C000201182
Average Annual Return [Line Items]
Average Annual Return, Percent			21.83%	10.36%	11.96%
Without Sales Load [Member] | C000201186
Average Annual Return [Line Items]
Average Annual Return, Percent			24.46%	10.91%	12.40%
Without Sales Load [Member] | C000201188
Average Annual Return [Line Items]
Average Annual Return, Percent			1.95%	0.39%	1.83%
Without Sales Load [Member] | C000201185
Average Annual Return [Line Items]
Average Annual Return, Percent			2.78%	1.03%	1.26%
Without Sales Load [Member] | C000201183
Average Annual Return [Line Items]
Average Annual Return, Percent			1.72%	(0.28%)	1.52%
Without Sales Load [Member] | C000201181
Average Annual Return [Line Items]
Average Annual Return, Percent			15.14%	9.74%	7.31%
Without Sales Load [Member] | C000263548
Average Annual Return [Line Items]
Average Annual Return, Percent		16.74%
MSCI US Broad Market Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		MSCI US Broad Market Index (USD) (TR)
Average Annual Return, Percent			20.41%	11.89%	15.56%
MSCI ACWI ex-USA IMI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2],[3],[4]		MSCI ACWI ex-USA IMI Index (USD) (NR)
Average Annual Return, Percent			26.37%	8.99%	10.58%
MSCI ACWI IMI (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6],[7]		MSCI ACWI IMI (USD) (NR)
Average Annual Return, Percent			22.35%	10.47%	13.16%
MSCI ACWI IMI (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9],[10]		MSCI ACWI IMI (USD) (NR)
Average Annual Return, Percent			22.35%	10.47%	13.16%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent			1.89%	(0.29%)	2.06%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent			4.12%	0.54%	2.45%
Bloomberg Global Aggregate Hedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Hedged Index
Average Annual Return, Percent			1.75%	0.48%	2.22%
MSCI ACWI IMI (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12],[13],[14]		MSCI ACWI IMI (USD) (NR)
Average Annual Return, Percent			22.35%	10.47%	13.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		19.35%
S&P Short Term National AMT-Free Muni. Bond (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]		S&P Short Term National AMT-Free Muni. Bond (USD) (TR)
Average Annual Return, Percent			1.93%	1.62%	1.95%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	ACWI – All Country World Index
[3]	IMI - Investable Market Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	IMI - Investable Market Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	IMI - Investable Market Index
[10]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	ACWI – All Country World Index
[13]	IMI - Investable Market Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.